Securities Available for Sale - Schedule of Contractual Maturities of Amortized Cost and Fair Value of Securities Available for Sale (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Due from five to ten years	$ 2,244,330
Due after ten years	1,498,826
Mortgage-backed securities	12,387,396
Amortized Cost	16,130,552	$ 17,779,169
Due from five to ten years	2,223,549
Due after ten years	1,488,593
Mortgage-backed securities	12,642,730
Total Fair value	$ 16,354,872	$ 17,393,729